Liquidity and Going Concern considerations (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 22, 2017 USD ($) shares	Dec. 31, 2017 USD ($) shares	Aug. 11, 2017	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Cash and cash equivalents		$ 736,114		$ 718,684	$ 734,747	$ 528,933
Current and non-current restricted cash		46,967		54,282
Working capital surplus		$ 806,675		$ 267,930
Number of terminated drilling contracts		1		5
Number of postponed drilling units		6
Stockholders' Equity, Reverse Stock Split	1-for-9,200 reverse stock split
Common stock shares issued | shares	8,975	91,567,982		17,486
Common stock shares outstanding | shares	8,975	91,567,982		17,486
Prime Cap Shipping Inc.
Debt Instrument [Line Items]
Percentage of shareholder	9.32%
Before the 1-for-9,200 reverse stock split
Debt Instrument [Line Items]
Common stock shares issued | shares	82,586,851			160,888,606
Common stock shares outstanding | shares	82,586,851			160,888,606
New secured debt
Debt Instrument [Line Items]
Face amount		$ 450,000
New secured debt | Upon sanction | Scheme Companies
Debt Instrument [Line Items]
Face amount		450,000
Restructuring Support Agreement (the "RSA") | Scheme Companies
Debt Instrument [Line Items]
Ownership percentage	90.68%
Percentage of Company's outstanding indebtness represented by the creditors			97.00%
Aggregate cash consideration paid (including early consent fee)	$ 320,800
Restructuring Support Agreement (the "RSA") | Scheme Companies | Minimum
Debt Instrument [Line Items]
Percentage represented in Scheme Companies Meetings			75.00%
Restructuring Support Agreement (the "RSA") | Upon sanction | Scheme Companies
Debt Instrument [Line Items]
Principal amount of debt exchanged		3,700,000
Aggregate cash consideration paid (excluding early consent fee)		$ 288,000